Original Measurement Categories and New Measurement Categories of ASU 2016-01 (Detail) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents	R$ 4,716,514	R$ 6,585,184	R$ 6,585,184	R$ 7,292,941
Cash investments	91,723	136,286	R$ 136,286	R$ 286,005
Accounts receivable	7,282,232	7,367,442
Held-for-sale financial asset	2,073,918	1,965,972
Dividends receivable	R$ 2,525,049	R$ 2,012,146
Scenario, Previously Reported | Cash and Cash Equivalents
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Held for trading
Scenario, Previously Reported | Cash investments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Held for trading
Scenario, Previously Reported | Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Loans and receivables
Scenario, Previously Reported | Available-for-sale Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Available for sale
Dividends receivable | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Loans and receivables
ASU 2016-01-06 | Cash and Cash Equivalents
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Fair value through profit or loss
ASU 2016-01-06 | Cash investments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Fair value through profit or loss
ASU 2016-01-06 | Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Amortized cost
ASU 2016-01-06 | Available-for-sale Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Fair value through profit or loss
ASU 2016-01-06 | Dividends receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Classification	Amortized cost